Subsequent Events (Details) - USD ($)	Oct. 15, 2020	Feb. 07, 2020	Feb. 10, 2020
Subsequent Events (Details) [Line Items]
Subsequent event description		the Company’s stockholders approved an amendment to its Charter to extend the period of time for which the Company is required to consummate a Business Combination to June 10, 2020. The number of shares of common stock presented for redemption in connection with the extension was 4,589. The Company paid cash in the aggregate amount of $47,175, or approximately $10.28 per share, to redeeming stockholders. The Company agreed to deposit $0.033 for each Public Share outstanding that was not redeemed for each of the four consecutive monthly periods of the extension, assuming the Company takes the full time through the Extended Date to complete a Business Combination. In February and March 2020, the Company deposited $0.033 for each Public Share that was not converted in connection with the extension, or an aggregate of $1,319,697, into the Trust Account.
Unsecured promissory note			$ 2,639,394
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
underwriting fees	$ 7,000,000
Underwriters paid redeeming stockholders	$ 18,952